Investments, Debt and Derivatives	9 Months Ended
Sep. 30, 2025
Investments, Debt and Derivatives [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES
7	INVESTMENTS, DEBT AND DERIVATIVES

The Company holds the following investments and derivative assets:

	September 30, 2025	December 31, 2024

At fair value
Other financial assets - VEON Ltd. shares	—	8
	—	8

At amortized cost
Loan receivable from VEON Amsterdam B.V.	—	363
Indemnity receivable from VEON Amsterdam B.V.	39	—
Other receivables from VEON Amsterdam B.V.	9	—
Total Other financial assets - related party	48	363

Investments and derivatives	104	94
Security deposits and cash collateral	102	64
Other investments	2	30

At fair value

Other financial assets

VEON Ltd. shares as of December 31, 2024 of US$8, represented 5,024,175 ordinary shares of VEON Ltd. (the ultimate Parent of Kyivstar Group) measured at fair value through other comprehensive income.

During the nine-month period ended September 30, 2025, the Company further purchased 12,346,225 ordinary shares of VEON Ltd. for US$22. The financial asset was measured at fair value, impacting other comprehensive income by US$2. All VEON Ltd. ordinary shares held by VEON Holdings were transferred to VEON Amsterdam B.V. in March 2025 at fair value (US$32) resulting in a receivable from VEON Amsterdam B.V. Subsequently, these receivables from VEON Amsterdam B.V. were utilized in the repayment of bonds.

At amortized cost

Indemnity receivable from VEON Amsterdam B.V. (US$39) reflects an indemnity agreement to cover potential future repayments of Bonds mentioned in this section below.

Investment and derivatives

Security deposits and cash collateral consisted of funds held in the account of a clearing company acting as an intermediary between Kyivstar and roaming and interconnect partners, amounting to US$102 (2024: US$64).

As of December 31, 2024 other investments at amortized cost predominantly include sovereign Ukrainian bonds held by Kyivstar, US$30 denominated in US$. The average yield to maturity of the sovereign Ukrainian bonds was 1.59% in 2025 (2024: 2.79%).

Notes to the interim condensed consolidated financial statements

(in millions of U.S. dollars unless otherwise stated)

The Company holds the following debt and derivative liabilities:

	September 30, 2025	December 31, 2024

At fair value
Warrants	31	—
Total at fair value	31	—

At discounted redemption amount
Put option liability	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	37	585
Interest accrued on Bonds	2	6
Lease liabilities	353	294
Other financial liabilities	21	—
Loan Note Payable - VEON Amsterdam B.V.	56	—
Total at amortized cost	469	885

Total debt and derivatives	502	894
Non-current	275	225
Current	227	669

At fair value

Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3 – Inputs that are not based on observable market data.

On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the nine-month period ended September 30, 2025, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

The SPAC Merger (refer to Note 4) included the issuance of 7,666,629 Warrants. Each Warrant entitles the holder to purchase one Common Share at an exercise price of US$11.50 per share. The Warrants are exercisable from September 14, 2025 and will expire on August 14, 2030. During the nine-month period ended September 30, 2025 one Warrant was exercised leaving 7,666,628 Warrants outstanding on September 30, 2025.

The Warrants are accounted for as liabilities and are measured at fair value as of each reporting period. As the Warrants are traded on an active market under the trading symbol “KYIVW”, the fair value of the warrants is a level 1 fair value measurement. Changes in the fair value of the Warrants are recorded in the statements of operations for each period within other non-operating (loss) / gain, net.

At discounted redemption amount

Put option liability represents Helsi put option liability amounting to US$1 (2024: US$9) and Uklon put option liability amounting to US$1 (2024: US$nil), both measured at the discounted redemption amount.

At amortized cost

During the nine-month period, VEON Holdings repaid all of its 4.0% April 2025 U.S. Dollar denominated New Notes (US$472) and 6.3% June 2025 Russian Ruble denominated New Notes (US$100 (RUB 7,840)), on April 9, 2025 and June 18, 2025, respectively, prior to its acquisition by Kyivstar Group Ltd.

As of September 30, 2025, Bonds represent the principal amounts outstanding for April 2025 Old Notes US$23 and June 2025 Old Notes (US$14 (RUB1,180) which were not exchanged for New Notes prior to their respective maturity dates. Upon tender from Old noteholders, it is the Company’s intention to exchange the Old Notes, including accrued interest, of eligible noteholders against a cash settlement. Eligibility is based on successful completion of a sanctions check procedure. An indemnity agreement between VEON Holdings and VEON Amsterdam B.V. is in place which is to see VEON Holdings made whole for any external payments to eligible Old noteholders.

The lease liabilities are primarily (approximately 70%) related to the sale of the passive infrastructure of sites to the entity under common control of VEON Ltd and lease back places on those sites.

Other financial liabilities primarily include contingent consideration payable for Uklon Group acquisition of US$4 (refer to Note 4), long term financial liability for license for the Digital Business Support System of US$12 and long-term financial interest free loan of US$5 received from UTC, a related party, with maturity on May 30, 2027.

On August 13, 2025, in connection with the consummation of the Business Combination Agreement, Kyivstar Group Ltd. issued a loan note payable (the “Loan Note Payable”) to VEON Amsterdam B.V. in the aggregate principal amount of $178. The Loan Note Payable bears interest at a rate of 10% per annum, payable at maturity on August 12, 2026, and may be prepaid in whole or in part at any time without premium or penalty. Amounts repaid will be applied first to accrued interest and then to outstanding principal. On September 17, 2025, repayment of $124 was made, consisting of $122 of principal and $2 of interest. The remaining balance, including accrued interest, as of September 30, 2025 is $56.

Significant changes in financial assets and financial liabilities

There were no significant changes in financial assets and financial liabilities during nine-month period ended September 30, 2025 and 2024, except as disclosed above.

Financing activities during the nine-month period ended September 30, 2025

Except for the Capital Reorganization, SPAC Merger, bond repayment transactions and Loan Note Payable disclosed above, there were no further significant financing activities during the nine-month period ended September 30, 2025.

Financing activities during the nine-month period ended September 30, 2024

There were no significant financing activities during the nine-month period ended September 30, 2024.